Cover	Sep. 20, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 30, 2024
Entity Registrant Name	Solventum Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41968
Entity Tax Identification Number	92-2008841
Entity Address, Address Line One	3M Center, Building 275-6W
Entity Address, Address Line Two	2510 Conway Avenue East
Entity Address, City or Town	Maplewood
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55144
City Area Code	651
Local Phone Number	733-1110
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	SOLV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001964738